INCOME TAXES - Tax loss carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Canada
INCOME TAXES
Operating losses	$ 54,573	$ 62,776
Capital losses	3,930
Panama
INCOME TAXES
Operating losses	712	866
United States
INCOME TAXES
Operating losses	$ 8,982	$ 2,794